CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Dec. 31, 2014			$ 209,930	$ (184,927)	$ 25,004
Beginning Balance (in shares) at Dec. 31, 2014	8,160
Net loss				(52,949)	(52,949)
Stock compensation expense			898		898
Cashless warrants exercised
Stock issued in settlement of liabilities			1,004		1,004
Common stock issued for convertible notes			9,282		9,282
Ending Balance at Dec. 31, 2015			221,114	(237,874)	(16,760)
Ending Balance, Shares at Dec. 31, 2015	8,160
Net loss				(20,511)	(20,511)
Stock compensation expense			206		206
Cashless warrants exercised			214		214
Cashless warrants exercised, (in Shares)		4
Stock issued for Management			287		287
Stock issued in settlement of liabilities
Common stock issued for convertible notes			2,971		2,971
Common stock issued for convertible notes, shares		30
Ending Balance at Dec. 31, 2016			224,792	(258,385)	(33,593)
Ending Balance, Shares at Dec. 31, 2016	8,160	34
Net loss				(7,121)	(7,121)
Cashless warrants exercised
Stock issued in settlement of liabilities
Common stock issued for convertible notes		$ 1	2,506		2,507
Common stock issued for convertible notes, shares		798,389
Ending Balance at Dec. 31, 2017		$ 1	$ 227,298	$ (265,506)	$ (38,207)
Ending Balance, Shares at Dec. 31, 2017	8,160	798,423